14. INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes Details
Current	$ (86,455)	$ (82,411)
Deferred	0	0
Provision (benefit) for income taxes	$ (86,455)	$ (82,411)